Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.26088%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,581,290.98

Principal:
Principal Collections	$19,659,768.87
Prepayments in Full	$12,231,784.69
Liquidation Proceeds	$508,536.86
Recoveries	$215,442.46
Sub Total	$32,615,532.88
Collections	$34,196,823.86

Purchase Amounts:
Purchase Amounts Related to Principal	$423,529.88
Purchase Amounts Related to Interest	$2,138.20
Sub Total	$425,668.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,622,491.94

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,622,491.94
Servicing Fee	$550,114.17	$550,114.17	$0.00	$0.00	$34,072,377.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,072,377.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,072,377.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,072,377.77
Interest - Class A-3 Notes	$758,776.18	$758,776.18	$0.00	$0.00	$33,313,601.59
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$32,934,147.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,934,147.84
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$32,810,982.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,810,982.17
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$32,722,636.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,722,636.34
Regular Principal Payment	$29,624,549.63	$29,624,549.63	$0.00	$0.00	$3,098,086.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,098,086.71
Residual Released to Depositor	$0.00	$3,098,086.71	$0.00	$0.00	$0.00
Total		$34,622,491.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,624,549.63
Total					$29,624,549.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,624,549.63	$60.29	$758,776.18	$1.54	$30,383,325.81	$61.83
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$29,624,549.63	$18.16	$1,349,741.43	$0.83	$30,974,291.06	$18.99

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$327,529,285.82	0.6665906	$297,904,736.19	0.6062984
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$568,859,285.82	0.3486405	$539,234,736.19	0.3304843

Pool Information
Weighted Average APR	3.033%	3.033%
Weighted Average Remaining Term	36.04	35.15
Number of Receivables Outstanding	35,809	34,903
Pool Balance	$660,137,004.02	$627,195,284.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$607,315,309.79	$577,196,634.37
Pool Factor	0.3694730	0.3510358

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$49,998,650.21
Targeted Overcollateralization Amount	$87,960,548.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,960,548.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$118,099.14
(Recoveries)		95	$215,442.46
Net Loss for Current Collection Period			$(97,343.32)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1770%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1928%
Second Prior Collection Period			0.5219%
Prior Collection Period			-0.1333%
Current Collection Period			-0.1815%
Four Month Average (Current and Prior Three Collection Periods)			0.1000%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,397	$11,636,402.48
(Cumulative Recoveries)			$1,847,354.40
Cumulative Net Loss for All Collection Periods			$9,789,048.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5479%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,854.57
Average Net Loss for Receivables that have experienced a Realized Loss			$4,083.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.98%	268	$6,173,881.40
61-90 Days Delinquent	0.11%	27	$713,509.15
91-120 Days Delinquent	0.03%	6	$175,784.09
Over 120 Days Delinquent	0.08%	19	$482,086.01
Total Delinquent Receivables	1.20%	320	$7,545,260.65

Repossession Inventory:
Repossessed in the Current Collection Period		15	$341,304.64
Total Repossessed Inventory		22	$544,185.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1741%
Prior Collection Period			0.1480%
Current Collection Period			0.1490%
Three Month Average			0.1570%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2187%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	27

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$1,810,594.30
2 Months Extended	113	$2,535,856.34
3+ Months Extended	14	$241,990.52

Total Receivables Extended	200	$4,588,441.16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer